VESSELS AND CAPITALIZED DRY-DOCKING	9 Months Ended
Sep. 30, 2021
TANGIBLE FIXED ASSETS
VESSELS AND CAPITALIZED DRY-DOCKING

NOTE 2 – VESSELS AND CAPITALIZED DRY-DOCKING

Included in the carrying amount for “Vessels and capitalized dry-docking” are capitalized dry-docking costs in the amount of USD 71.3m (30 September 2020: USD 63.6m, 31 December 2020: USD 66.1m).

The depreciation for the nine months ended 30 September 2021 related to “Other plant and operating equipment” of USD 1.9m (30 September 2020: USD 0.6m, 31 December 2020: USD 1.2m) and “Land and buildings” of USD 1.5m (30 September 2020: USD 1.8m, 31 December 2020: USD 2.3m) is related to the “Administrative expenses”.

Impairment assessment

For determination of the vessel values, TORM has carried out an impairment indicator assessment of the most significant assumptions used in the fair value and value in use calculations for the Annual Report 2020 (please refer to Note 8 in the Annual Report 2020). Based on this, TORM has assessed that no impairment indicators are noted, as there were no significant changes in the assumptions to either the fair value or the value in use, and therefore TORM does not find any need to reassess the recoverable amount as of 30 September 2021.

NOTE 2 – continued

Assets sold during the year

During the nine months of 2021, TORM sold one vessel, which was delivered to the new owner in May 2021. The sale resulted in an impairment loss of USD 0.8m recognized in the income statement.

USDm	30 September 2021	30 September 2020	31 December 2020

Cost:
Balance as of beginning of period	2,160.1	2,064.2	2,064.2
Additions	283.4	68.4	102.5
Disposals	(20.1)	(14.5)	(29.8)
Transferred from prepayments	27.5	148.1	148.1
Transferred to assets held-for-sale	(17.2)	(108.3)	(124.9)
Balance	2,433.7	2,157.9	2,160.1

Depreciation:
Balance as of beginning of period	406.2	360.6	360.6
Disposals	(20.1)	(14.5)	(29.8)
Depreciation for the period	92.7	89.1	118.4
Transferred to assets held-for-sale	(6.5)	(36.4)	(43.0)
Balance	472.3	398.8	406.2

Impairment:
Balance as of beginning of period	31.4	28.8	28.8
Impairment losses on tangible fixed assets	0.8	4.8	11.1
Transferred to assets held-for-sale	(1.2)	(8.1)	(8.5)
Balance	31.0	25.5	31.4

Carrying amount	1,930.4	1,733.6	1,722.5